Acquisitions Purchase Price (Details) £ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Sep. 19, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 GBP (£)	Feb. 03, 2014 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)
Purchase Price
Cash paid							$ 5,634.9	$ 700.6	$ 13,534.6
Debt Assumed							254.8		2,279.5
Purchase Price Payable							14.0	1.3
Cash acquired							(447.3)	(5.1)	(474.5)
Total Purchase Price							5,456.4	696.8	15,339.6
Net Assets Acquired [Abstract]
Current assets							785.4	130.1	1,774.0
Property, plant and equipment							172.5	49.7	749.2
Goodwill							2,692.9	258.4	7,179.5
Other assets							79.5	4.7	246.8
Liabilities assumed							(1,128.7)	(35.5)	(3,809.8)
Total Net Assets Acquired							$ 5,456.4	$ 696.8	$ 15,339.6
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (in years)							13 years	14 years	14 years	14 years
Other Information
Purchase Price Paid For Acquisitions Completed In A Prior Year								$ 11.0	$ 13.0
Deferred Tax Liabilities, Undistributed Foreign Earnings							$ 156.2
In-Process Research and Development [Member]
Net Assets Acquired [Abstract]
Indefinite-lived intangible assets							119.1		58.4
Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets							$ 1,560.3	$ 235.0	$ 5,890.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (in years)							16 years	15 years	16 years	16 years
Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets							$ 999.9	$ 36.5	$ 2,632.4
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (in years)							8 years	10 years	11 years	11 years
Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets							$ 175.5	$ 17.9	$ 619.1
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (in years)							8 years	10 years	9 years	9 years
FEI Company [Member]
Purchase Price
Cash paid	$ 4,440.4
Purchase Price Payable	10.8
Cash acquired	(369.1)
Total Purchase Price	4,082.1
Net Assets Acquired [Abstract]
Current assets	621.4
Property, plant and equipment	153.0
Goodwill	2,057.1
Other assets	71.6
Liabilities assumed	(846.6)
Total Net Assets Acquired	4,082.1
Other Information
Revenue Reported by Acquired Entity								$ 930.0
Goodwill, Expected Tax Deductible Amount	65.0
FEI Company [Member] | In-Process Research and Development [Member]
Net Assets Acquired [Abstract]
Indefinite-lived intangible assets	104.7
FEI Company [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets	1,051.1
FEI Company [Member] | Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets	739.8
FEI Company [Member] | Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets	$ 130.0
Affymetrix, Inc. [Member]
Purchase Price
Cash paid		$ 1,165.0
Debt Assumed		254.2
Purchase Price Payable		0.5
Cash acquired		(77.9)
Total Purchase Price		1,341.8
Net Assets Acquired [Abstract]
Current assets		160.6
Property, plant and equipment		19.3
Goodwill		615.2
Other assets		7.8
Liabilities assumed		(274.6)
Total Net Assets Acquired		1,341.8
Other Information
Revenue Reported by Acquired Entity								360.0
Goodwill, Expected Tax Deductible Amount		0.0
Deferred Tax Liabilities, Undistributed Foreign Earnings		156.0
Affymetrix, Inc. [Member] | In-Process Research and Development [Member]
Net Assets Acquired [Abstract]
Indefinite-lived intangible assets		14.4
Affymetrix, Inc. [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets		500.5
Affymetrix, Inc. [Member] | Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets		253.1
Affymetrix, Inc. [Member] | Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets		$ 45.5
Alfa Aesar [Member]
Purchase Price
Cash paid			$ 393.0	£ 257
Cash acquired			(3.5)
Total Purchase Price			389.5
Net Assets Acquired [Abstract]
Current assets			96.8
Property, plant and equipment			39.0
Goodwill			125.1
Other assets			4.5
Liabilities assumed			(28.6)
Total Net Assets Acquired			389.5
Other Information
Revenue Reported by Acquired Entity | £										£ 78
Goodwill, Expected Tax Deductible Amount			41.0
Alfa Aesar [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets			137.1
Alfa Aesar [Member] | Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets			$ 15.6
Advanced Scientifics, Inc. [Member]
Purchase Price
Cash paid						$ 289.1
Cash acquired						(0.3)
Total Purchase Price						288.8
Net Assets Acquired [Abstract]
Current assets						28.7
Property, plant and equipment						10.6
Goodwill						124.4
Other assets						0.2
Liabilities assumed						(3.9)
Total Net Assets Acquired						288.8
Other Information
Revenue Reported by Acquired Entity									$ 80.0
Goodwill, Expected Tax Deductible Amount						124.0
Advanced Scientifics, Inc. [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets						90.0
Advanced Scientifics, Inc. [Member] | Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets						36.5
Advanced Scientifics, Inc. [Member] | Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets						$ 2.3
Life Technologies Corporation [Member]
Purchase Price
Cash paid					$ 13,487.3
Debt Assumed					2,279.5
Cash acquired					(463.0)
Total Purchase Price					15,303.8
Net Assets Acquired [Abstract]
Current assets					1,755.5
Property, plant and equipment					748.1
Goodwill					7,167.0
Other assets					246.7
Liabilities assumed					(3,800.9)
Total Net Assets Acquired					15,303.8
Other Information
Revenue Reported by Acquired Entity											$ 3,870.0
Goodwill, Expected Tax Deductible Amount					0.0
Life Technologies Corporation [Member] | In-Process Research and Development [Member]
Net Assets Acquired [Abstract]
Indefinite-lived intangible assets					58.4
Life Technologies Corporation [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets					5,883.0
Life Technologies Corporation [Member] | Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets					2,626.9
Life Technologies Corporation [Member] | Tradenames and other [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets					$ 619.1
Other [Member]
Purchase Price
Cash paid							$ 29.5	18.5	47.3
Debt Assumed							0.6
Purchase Price Payable							2.7	1.3
Cash acquired							(0.3)	(1.3)	(11.5)
Total Purchase Price							32.5	18.5	35.8
Net Assets Acquired [Abstract]
Current assets							3.4	4.6	18.5
Property, plant and equipment							0.2	0.1	1.1
Goodwill							20.6	8.9	12.5
Other assets							0.1		0.1
Liabilities assumed							(7.5)	(3.0)	(8.9)
Total Net Assets Acquired							32.5	18.5	35.8
Other [Member] | Customer Relationships [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets							8.7	$ 7.9	7.0
Other [Member] | Product Technology [Member]
Net Assets Acquired [Abstract]
Definite-lived intangible assets							$ 7.0		$ 5.5